Leases - Summary of Reconciliation of Changes in Right of Use Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use asset
Balance Beginning	$ 3,277	$ 4,818
New lease agreements	252	85
Remeasurement	1,293	(105)
Depreciation	(1,496)	(1,500)	$ (1,347)
Write off	0	(324)
Hyperinflation adjustment	7	8
Exchange differences	(550)	295
Balance Ending	2,783	3,277	4,818
Lease liabilities
Balance Beginning	4,096	5,635
New lease agreements	252	85
Remeasurement	1,277	(336)
Interest added	371	574	671
Principal elements of lease payments	(1,615)	(1,574)
Interest payment	(369)	(573)
Write off	0	(94)
Exchange differences	(700)	379
Balance Ending	$ 3,312	$ 4,096	$ 5,635